Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Amortization of Intangible Assets, Total	$ 34,768	$ 25,704	$ 16,903
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	38,000
Finite-Lived Intangible Assets, Gross, Total	596,457	487,289
Finite-Lived Intangible Assets, Accumulated Amortization	96,795	$ 62,027
Finite-Lived Intangible Assets, Amortization Expense, Year Two	38,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	38,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	38,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 38,000